UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                             SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                   DATE OF REPORTING PERIOD: JANUARY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS SMALL CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                        VALUE $
------                                                        -------
                    COMMON STOCK -- 94.9%
                    BRAZIL -- 5.1%
   33,300           AES Tiete Energia SA - Unit               153,655
   23,300           CVC Brasil Operadora e Agencia de
                      Viagens                                 192,250
   37,800           Energisa SA - Units                       244,355
   42,500           Odontoprev                                151,193
   77,800           QGEP Participacoes                        140,238
                                                            ---------
                                                              881,691

                    CHINA -- 12.9%
   80,900           Anhui Gujing Distillery Class B           295,276
   98,000           Best Pacific International Holdings        79,952
1,122,000           China Dongxiang Group                     209,114
    6,026           China Lodging Group ADR (1)               325,584
  138,000           China Shineway Pharmaceutical
                      Group                                   158,943
  109,000           Haitian International Holdings            221,732
   15,141           Hollysys Automation Technologies          255,883
  362,500           Li Ning (1)                               230,040
  179,000           Nexteer Automotive Group                  222,343
  813,000           Tenwow International Holdings             238,905
                                                            ---------
                                                            2,237,772

                    EGYPT -- 0.5%
   40,460           Credit Agricole Egypt                      83,269
                                                            ---------

                    GEORGIA -- 2.3%
   38,967           Georgia Healthcare Group (1) (2)          166,670
   12,056           TBC Bank Group (1)                        226,284
                                                            ---------
                                                              392,954

                    GREECE -- 1.8%
   21,128           Motor Oil Hellas Corinth Refineries       303,344
                                                            ---------

                    HONG KONG -- 2.3%
   32,700           ASM Pacific Technology                    397,575
                                                            ---------

                    INDIA -- 9.6%
   13,646           Apollo Hospitals Enterprise               247,406
   73,462           Arvind                                    398,683
   13,822           Container of India                        241,511
      370           Eicher Motors                             125,588
   58,339           Gateway Distriparks                       206,631
    6,323           Pfizer                                    165,901
   20,236           Supreme Industries                        280,074
                                                            ---------
                                                            1,665,794

                    INDONESIA -- 3.4%
  908,800           Aneka Gas Industri (1)                     61,937
  155,200           Matahari Department Store                 171,734
   90,400           United Tractors                           147,930
  962,225           XL Axiata (1)                             209,704
                                                            ---------
                                                              591,305

                    MALAYSIA -- 2.1%
   72,700           Bursa Malaysia                            145,909
  407,100           Karex                                     221,495
                                                            ---------
                                                              367,404

                    MEXICO -- 2.1%
   41,598           Alpek Class A                              47,875
   41,691           Alsea                                     120,674
   25,857           Grupo Aeroportuario del Pacifico
                      Class B                                 200,422
                                                            ---------
                                                              368,971

                    PAKISTAN -- 1.5%
  101,900           Habib Bank                                253,649
                                                            ---------

                    PHILIPPINES -- 2.8%
1,185,400           D&L Industries                            292,985
  122,660           International Container Terminal
                      Services                                190,898
                                                            ---------
                                                              483,883

                    POLAND -- 2.2%
    2,424           CCC                                       125,053
    4,468           UNIWHEELS                                 261,629
                                                            ---------
                                                              386,682

                    RUSSIA -- 6.2%
   39,717           Globaltrans Investment GDR                250,217
   26,842           Lenta GDR (1)                             210,978
    9,882           MegaFon OAO GDR                           107,220
   15,862           Polymetal International                   184,080
   32,796           TCS Group Holding GDR                     327,632
                                                            ---------
                                                            1,080,127

                    SINGAPORE -- 1.1%
  135,800           First Resources                           185,968
                                                            ---------

                    SOUTH AFRICA -- 1.6%
   22,863           Foschini Group                            272,795
                                                            ---------

                    SOUTH KOREA -- 14.3%
    3,498           Cell Biotech                              105,954
   10,859           Hyundai Livart Furniture                  219,124
    3,043           KEPCO Plant Service & Engineering         143,234
    6,295           Koh Young Technology                      236,990
    4,711           Korea Kolmar                              280,933
    1,818           Mando                                     391,102
      996           Medy-Tox                                  354,827
    7,627           Nexen Tire                                 86,305
    4,410           S-1 Corp 1 Class 1                        319,147

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS SMALL CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

SHARES                                                        VALUE $
------                                                        -------
 15,917             Sung Kwang Bend                           147,925
  9,470             WONIK IPS (1)                             193,947
                                                           ----------
                                                            2,479,488

                    SRI LANKA -- 1.3%
239,396             John Keells Holdings                      222,694
                                                           ----------

                    TAIWAN -- 16.5%
301,000             Aerospace Industrial Development          375,281
122,000             Chroma ATE                                319,820
249,000             CTCI                                      387,647
 21,000             Eclat Textile                             219,356
 23,100             Gourmet Master                            202,160
 61,000             Merida Industry                           317,786
 15,000             Nien Made Enterprises                     140,816
 17,466             PChome Online                             144,571
 55,852             Posiflex Technology                       310,545
178,400             ScinoPharm Taiwan                         218,173
 87,000             Toung Loong Textile Manufacturing         220,449
                                                           ----------
                                                            2,856,604

                    THAILAND -- 1.6%
 40,300             Bumrungrad Hospital                       204,877
187,600             LPN Development                            63,936
                                                           ----------
                                                              268,813

                    TURKEY -- 1.1%
  8,203             Logo Yazilim Sanayi Ve Ticaret (1)        112,941
 10,319             Tofas Turk Otomobil Fabrikasi              71,216
                                                           ----------
                                                              184,157
                    UNITED ARAB EMIRATES -- 2.6%
381,860             Aramex PJSC                               455,375
                                                           ----------
                    TOTAL COMMON STOCK
                     (Cost $14,695,408)                    16,420,314
                                                           ----------

                    PREFERRED STOCK -- 2.6%
                    BRAZIL -- 2.6%
 76,600             Alpargatas                                252,571
 12,600             Cia Energetica do Ceara Class A           190,733
                                                           ----------
                                                              443,304

                    TOTAL PREFERRED STOCK
                      (Cost $389,156)                         443,304
                                                           ----------

                    TOTAL INVESTMENTS -- 97.5%
                      (Cost $15,084,564)*                  16,863,618
                                                           ----------

                    OTHER ASSETS LESS
                      LIABILITIES -- 2.5%                     433,632
                                                          -----------

                    NET ASSETS -- 100%                    $17,297,250
                                                          ===========


(1)  Denotes non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $166,670, representing 1.0% of the net assets of the Fund.

* At January 31, 2017, the tax basis cost of the Fund's investments was $15,084,564, and the unrealized appreciation and depreciation were $2,580,705 and $(801,651), respectively.

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PJSC -- Private Joint Stock Company

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------
                    CORPORATE OBLIGATIONS -- 72.0%
                    CONSUMER DISCRETIONARY -- 5.3%
                    Ford Motor Credit LLC (1)
300,000               1.949%, 01/09/18                             301,123
                    McDonald's MTN
 84,000               2.100%, 12/07/18                              84,629
                    Newell Brands
 71,000               2.600%, 03/29/19                              71,882
                    Toyota Motor Credit MTN (1)
300,000               1.338%, 01/12/18                             300,391
                    Walgreens Boots Alliance
 44,000               1.750%, 05/30/18                              44,080
                                                                 ---------
                                                                   802,105
                                                                 ---------

                    CONSUMER STAPLES -- 13.1%
                    Anheuser-Busch InBev Finance
131,000               1.900%, 02/01/19                             131,179
                    CVS Health
150,000               1.900%, 07/20/18                             150,609
                    Danone (2)
314,000               1.691%, 10/30/19                             310,535
                    Kraft Heinz Foods
245,000               2.800%, 07/02/20                             248,018
200,000               2.000%, 07/02/18                             200,405
                    Kroger
127,000               2.000%, 01/15/19                             127,253
                    Molson Coors Brewing
104,000               2.100%, 07/15/21                             101,548
                    Mondelez International Holdings
                      Netherlands BV (2)
200,000               1.625%, 10/28/19                             195,916
                    Reynolds American
375,000               2.300%, 06/12/18                             377,265
                    Tyson Foods
150,000               2.650%, 08/15/19                             152,017
                                                                 ---------
                                                                 1,994,745
                                                                 ---------

                    ENERGY -- 6.9%
                    Energy Transfer Partners
 58,000               2.500%, 06/15/18                              58,423
                    Enterprise Products Operating LLC
 78,000               6.500%, 01/31/19                              84,894
                    EOG Resources
105,000               5.625%, 06/01/19                             113,767
                    Kinder Morgan
150,000               3.050%, 12/01/19                             152,706
                    Phillips 66
225,000               2.950%, 05/01/17                             225,956
                    Shell International Finance BV (1)
154,000               1.303%, 09/12/19                             154,514
                    TransCanada PipeLines
265,000               1.625%, 11/09/17                             264,963
                                                                 ---------
                                                                 1,055,223
                                                                 ---------

                    FINANCIALS -- 28.3%
                    American Express Credit MTN
150,000               1.800%, 07/31/18                             150,191
                    American International Group
 91,000               3.300%, 03/01/21                              93,311
                    Bank of America
455,000               1.750%, 06/05/18                             455,267
                    Barclays
300,000               2.000%, 03/16/18                             300,394
                    Branch Banking & Trust
250,000               2.100%, 01/15/20                             250,028
                    Capital One
250,000               2.400%, 09/05/19                             250,940
                    Cooperatieve Rabobank UA
250,000               1.700%, 03/19/18                             250,056
                    Discover Bank
250,000               2.600%, 11/13/18                             252,460
                    Goldman Sachs Group
188,000               2.750%, 09/15/20                             189,284
 24,000               2.000%, 04/25/19                              23,917
                    HSBC Bank (1) (2)
250,000               1.546%, 05/15/18                             250,701
                    HSBC USA
125,000               2.000%, 08/07/18                             125,279
                    JPMorgan Chase MTN
230,000               1.700%, 03/01/18                             230,017
                    Metropolitan Life Global Funding I
                      MTN (2)
222,000               1.750%, 12/19/18                             221,894
                    PNC Bank (1)
250,000               1.186%, 08/01/17                             250,084
                    Prudential Financial MTN
 75,000               2.350%, 08/15/19                              75,573
                    Standard Chartered (2)
379,000               2.400%, 09/08/19                             377,852
                    SunTrust Bank
153,000               2.250%, 01/31/20                             153,386
                    Wells Fargo MTN (1)
140,000               1.671%, 04/23/18                             140,481
                    Wells Fargo Bank MTN
261,000               1.800%, 11/28/18                             261,520
                                                                 ---------
                                                                 4,302,635
                                                                 ---------

                    HEALTHCARE -- 5.6%
                    Abbott Laboratories
 70,000               2.350%, 11/22/19                              70,186

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------
                    AbbVie
 300,000              1.800%, 05/14/18                             300,536
                    Actavis Funding SCS
 150,000              3.000%, 03/12/20                             152,340
                    Aetna
  96,000              1.700%, 06/07/18                              95,989
                    Medtronic
 150,000              1.500%, 03/15/18                             150,146
                    UnitedHealth Group
  75,000              1.900%, 07/16/18                              75,332
                                                                ----------
                                                                   844,529
                                                                ----------

                    INDUSTRIALS -- 2.4%
                    General Electric Capital MTN
 340,000              4.375%, 09/16/20                             366,201
                                                                ----------

                    INFORMATION TECHNOLOGY -- 4.2%
                    Cisco Systems (1)
 152,000              1.337%, 09/20/19                             152,491
                    Diamond 1 Finance (2)
 118,000              3.480%, 06/01/19                             120,428
                    Microsoft
 372,000              2.000%, 11/03/20                             371,764
                                                                ----------
                                                                   644,683
                                                                ----------

                    MATERIALS -- 0.0%
                    Rio Tinto Finance USA
   6,000              2.875%, 08/21/22                               6,049
                                                                ----------

                    TELECOMMUNICATION SERVICES -- 4.2%
                    AT&T
 255,000              2.450%, 06/30/20                             253,026
                    Verizon Communications
 120,000              3.650%, 09/14/18                             123,851
 250,000              2.625%, 02/21/20                             253,212
                                                                ----------
                                                                   630,089
                                                                ----------

                    UTILITIES -- 2.0%
                    Dominion Resources
  20,000              1.600%, 08/15/19                              19,756
                    NextEra Energy Capital Holdings
  70,000              1.649%, 09/01/18                              69,834
                    Southern
 209,000              1.550%, 07/01/18                             208,318
                                                                ----------
                                                                   297,908
                                                                ----------

                    TOTAL CORPORATE
                    OBLIGATIONS
                     (Cost $10,908,979)                         10,944,167
                                                                ----------

                    U.S. TREASURY OBLIGATIONS -- 13.7%
                    United States Treasury Notes
1,040,000             1.125%, 07/31/21                           1,007,399
  310,000             1.125%, 08/31/21                             300,064
  783,000             0.750%, 08/31/18                             778,993
                                                                ----------

                    TOTAL U.S. TREASURY
                    OBLIGATIONS
                     (Cost $2,111,898)                           2,086,456
                                                                ----------

                    MUNICIPAL BONDS -- 6.1%
                    FLORIDA -- 1.0%
                    State Board of Administration Finance
                      RB, Series A
 145,000              2.163%, 07/01/19                             146,203
                                                                ----------

                    ILLINOIS -- 1.8%
                    State GO
   40,000             5.877%, 03/01/19                              42,476
   40,000             5.000%, 11/01/18                              41,569
   35,000             5.000%, 02/01/18                              35,913
                    State Toll Authority RB, Series A-2 (1)
  155,000             0.670%, 01/01/31                             155,000
                                                                ----------
                                                                   274,958
                                                                ----------

                    MASSACHUSETTS -- 3.0%
                    State Water Resources Authority RB,
                      Series Sub A-1 (1)
  250,000             0.670%, 08/01/37                             250,000
                    State Water Resources Authority RB,
                      Series Sub A-3 (1)
  215,000             0.660%, 08/01/37                             215,000
                                                                ----------
                                                                   465,000
                                                                ----------

                    NEW JERSEY -- 0.3%
                    State Transportation Trust Fund
                    Authority RB
   40,000             5.000%, 06/15/19                              42,382
                                                                ----------
                    TOTAL MUNICIPAL BONDS
                      (Cost $927,326)                              928,543
                                                                ----------

                    ASSET-BACKED SECURITIES -- 5.1%
                    CLI Funding V LLC,
                      Series 2013-2A (2)
  197,145             3.220%, 06/18/28                             190,725
                    Harley-Davidson Motorcycle Trust,
                      Series 2014-1, Class A3
  266,639             1.100%, 09/15/19                             266,548

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------
                    SoFi Professional Loan Program LLC,
                      Series 2015-C, Class A1 (1) (2)
  322,386             1.806%, 08/27/35                             324,759
                                                              ------------
                    TOTAL ASSET-BACKED
                    SECURITIES
                     (Cost $785,788)                               782,032
                                                              ------------
                    TOTAL INVESTMENTS -- 96.9%
                     (Cost $14,733,991)*                        14,741,198
                                                              ------------
                    OTHER ASSETS LESS
                    LIABILITIES -- 3.1%                            471,312
                                                              ------------
                    NET ASSETS -- 100%                         $15,212,510
                                                              ============

(1)  Variable Rate Security -- Rate disclosed is as of January 31, 2017.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $1,992,810, representing 13.1% of the net assets of the Fund.

* At January 31, 2017, the tax basis cost of the Fund's investments was $14,733,991, and the unrealized appreciation and depreciation were $54,389 and $(47,182), respectively.

GO -- General Obligation
LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT +                                                         VALUE $
----------                                                       -------
                    CORPORATE OBLIGATIONS -- 52.8%
                    CONSUMER DISCRETIONARY -- 4.7%
                    Ford Motor Credit LLC
260,000               5.000%, 05/15/18                           269,880
710,000               1.949%, 01/09/18 (1)                       712,657
                    General Motors Financial
700,000               3.700%, 11/24/20                           717,142
                    George Washington
                      University
205,000               3.485%, 09/15/22                           212,012
                    L Brands
205,000               6.875%, 11/01/35                           200,900
                    Newell Brands
190,000               3.850%, 04/01/23                           196,127
                    VTR Finance BV (2)
200,000               6.875%, 01/15/24                           210,500
                    Walgreens Boots Alliance
260,000               1.750%, 05/30/18                           260,558
                                                               ---------
                                                               2,779,776
                                                               ---------

                    CONSUMER STAPLES -- 3.3%
                    Anheuser-Busch InBev
                      Finance
235,000               2.650%, 02/01/21                           236,588
                    Kraft Heinz Foods
425,000               4.375%, 06/01/46                           398,916
400,000               3.500%, 07/15/22                           407,314
                    Marfrig Holdings Europe
                      BV (2)
215,000               6.875%, 06/24/19                           225,105
                    Mondelez International
                      Holdings Netherlands
                      BV (1) (2)
485,000               1.649%, 10/28/19                           486,823
                    Smithfield Foods (2)
150,000               2.700%, 01/31/20                           150,738
                    SUPERVALU
 55,000               7.750%, 11/15/22                            53,763
                                                               ---------
                                                               1,959,247
                                                               ---------

                    ENERGY -- 8.5%
                    Continental Resources
302,000               5.000%, 09/15/22                           309,172
                    Crestwood Midstream
                      Partners
275,000               6.250%, 04/01/23                           285,313
                    Devon Energy
265,000               5.000%, 06/15/45                           266,728
                    Enbridge
240,000               6.000%, 01/15/77 (1)                       243,600
150,000               5.500%, 12/01/46                           162,748
                    Energy Transfer Partners
615,000               4.150%, 10/01/20                           643,396
                    Ensco
373,000               5.750%, 10/01/44                           301,197
                    Noble Energy
800,000               4.150%, 12/15/21                           838,674
                    Petroleos Mexicanos
103,000               5.625%, 01/23/46                            86,314
400,000               3.500%, 01/30/23                           369,492
                    Plains All American Pipeline
200,000               4.500%, 12/15/26                           202,106
                    Shell International Finance
                      BV (1)
490,000               1.303%, 09/12/19                           491,825
                    Targa Resources Partners
200,000               6.750%, 03/15/24                           219,500
                    Valero Energy
230,000               3.400%, 09/15/26                           221,240
                    Valero Energy Partners
 95,000               4.375%, 12/15/26                            96,334
                    Williams Partners
340,000               4.300%, 03/04/24                           350,701
                                                               ---------
                                                               5,088,340
                                                               ---------

                    FINANCIALS -- 23.2%
                    Aflac
240,000               2.400%, 03/16/20                           241,926
                    American Express
 34,000               8.125%, 05/20/19                            38,641
                    American International Group
350,000               3.300%, 03/01/21                           359,225
                    Bank of America MTN
 85,000               7.625%, 06/01/19                            95,231
275,000               5.625%, 07/01/20                           302,417
500,000               4.000%, 01/22/25                           499,595
                    Bank of New York Mellon (1)
415,000               4.625%, 12/29/49                           395,412
                    Barclays Bank (2)
600,000              10.179%, 06/12/21                           752,047
                    BBVA Banco Continental (2)
240,000               3.250%, 04/08/18                           244,656
                    Citigroup
225,000               4.300%, 11/20/26                           227,241
595,000               3.875%, 03/26/25                           588,064
                    Cooperatieve Centrale
                      Raiffeisen-Boerenleenbank
                      BA
495,000               3.950%, 11/09/22                           507,137
                    Credit Suisse Group Funding
                      Guernsey
365,000               3.450%, 04/16/21                           369,386
                    Credit Suisse NY
275,000               1.700%, 04/27/18                           274,863

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT +                                                         VALUE $
----------                                                       -------
                    Fidelity & Guaranty Life
                      Holdings (2)
  410,000             6.375%, 04/01/21                           413,588
                    FMS Wertmanagement AoeR
  825,000             1.625%, 11/20/18                           827,883
                    Goldman Sachs Group
   65,000             2.875%, 02/25/21                            65,234
  165,000             2.700%, 02/25/21 (1)                       170,298
                    Goldman Sachs Group
                      MTN (1)
  131,000             2.537%, 11/29/23                           134,898
                    HSBC Bank USA
  350,000             4.875%, 08/24/20                           372,347
                    HSBC Holdings (1)
  315,000             2.499%, 01/05/22                           322,304
                    JPMorgan Chase
  475,000             6.000%, 10/01/17                           489,052
  395,000             2.700%, 05/18/23                           385,654
                    M&T Bank (1)
  475,000             5.125%, 12/29/49                           465,001
                    Manufacturers & Traders
                      Trust
  355,000             6.625%, 12/04/17                           369,706
                    MetLife
  169,000             7.717%, 02/15/19                           188,515
                    Moody's
  136,000             5.500%, 09/01/20                           149,315
                    Morgan Stanley MTN
  300,000             3.750%, 02/25/23                           308,437
                    Norddeutsche Landesbank
                      Girozentrale (2)
  400,000             2.000%, 02/05/19                           401,999
                    Prudential Financial MTN
   37,000             7.375%, 06/15/19                            41,598
   10,000             6.000%, 12/01/17                            10,371
                    Regions Bank
  420,000             2.250%, 09/14/18                           421,620
                    Royal Bank of Scotland Group
  560,000             3.875%, 09/12/23                           545,017
                    Sparebank 1 Boligkreditt (2)
1,000,000             1.750%, 11/15/19                           991,448
                    Standard Chartered (2)
   20,000             3.950%, 01/11/23                            19,985
                    Standard Chartered MTN (2)
  575,000             1.700%, 04/17/18                           572,384
                    Unum Group
  145,000             3.000%, 05/15/21                           144,836
                    Wells Fargo MTN
  300,000             4.750%, 12/07/46                           305,802
  415,000             3.069%, 01/24/23                           414,905
                    Wells Fargo Capital X
  405,000             5.950%, 12/15/36                           428,794
                                                              ----------
                                                              13,856,832
                                                              ----------

                    HEALTHCARE -- 3.3%
                    Abbott Laboratories
  385,000             4.900%, 11/30/46                           387,399
                    Boston Scientific
  320,000             2.650%, 10/01/18                           323,939
                    EMD Finance LLC (2)
  500,000             2.400%, 03/19/20                           499,254
                    Shire Acquisitions
                      Investments Ireland DAC
  795,000             2.400%, 09/23/21                           772,822
                                                              ----------
                                                               1,983,414
                                                               ----------

                    INDUSTRIALS -- 2.5%
                    Barrick North America
                      Finance LLC
   19,000             4.400%, 05/30/21                            20,277
                    Empresa de Transporte de
                      Pasajeros Metro (2)
  200,000             5.000%, 01/25/47                           200,250
                    Fly Leasing
  430,000             6.375%, 10/15/21                           448,275
                    General Electric Capital MTN
   79,000             6.875%, 01/10/39                           111,445
                    Lockheed Martin
  350,000             2.500%, 11/23/20                           353,172
                    Meritor
  330,000             6.250%, 02/15/24                           333,366
                                                               ---------
                                                               1,466,785
                                                               ---------

                    INFORMATION TECHNOLOGY -- 1.0%
                    Diamond 1 Finance (2)
  215,000             5.450%, 06/15/23                           231,250
                    Microsoft
  340,000             4.100%, 02/06/37                           344,795
                                                               ---------
                                                                 576,045
                                                               ---------

                    MATERIALS -- 1.0%
                    Barrick
  276,000             4.100%, 05/01/23                           290,447
                    BHP Billiton Finance
                      USA (1) (2)
  260,000             6.250%, 10/19/75                           284,440
                                                               ---------
                                                                 574,887
                                                               ---------

                    REAL ESTATE -- 1.0%
                    American Tower REIT
  600,000             2.800%, 06/01/20                           601,570
                                                               ---------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT +                                                         VALUE $
----------                                                       -------
                    TELECOMMUNICATION SERVICES -- 1.9%
                    AT&T
  595,000             5.250%, 03/01/37                           592,198
  390,000             3.400%, 05/15/25                           373,734
                    Verizon Communications
  150,000             3.650%, 09/14/18                           154,875
                                                              ----------
                                                               1,120,807
                                                              ----------

                    UTILITIES -- 2.4%
                    Berkshire Hathaway Energy
  185,000             5.750%, 04/01/18                           194,086
                    Dominion Resources
  155,000             1.600%, 08/15/19                           153,202
                    Dynegy
  130,000             7.625%, 11/01/24                           124,475
   70,000             7.375%, 11/01/22                            69,475
                    Exelon
   93,000             2.450%, 04/15/21                            92,126
                    Fermaca Enterprises
                      S de RL (2)
  305,188             6.375%, 03/30/38                           306,714
                    Mexico Generadora de
                      Energia (2)
  186,904             5.500%, 12/06/32                           186,306
                    Suburban Propane Partners
  300,000             5.750%, 03/01/25                           308,250
                                                              ----------
                                                               1,434,634
                                                              ----------

                    TOTAL CORPORATE
                    OBLIGATIONS
                      (Cost $31,188,034)                     31,442,337
                                                             ----------

                    U.S. TREASURY
                    OBLIGATIONS (3) -- 20.8%
                    United States Treasury Bill (4)
2,400,000             0.485%, 02/02/17                        2,399,971
                    United States Treasury
                      Inflation Indexed Bonds
  413,861             1.000%, 02/15/46                          421,870
  346,734             0.750%, 02/15/45                          331,277
1,278,750             0.125%, 07/15/26                        1,251,455
                    United States Treasury Notes
  820,600             2.500%, 02/15/46                          730,687
1,650,000             2.500%, 05/15/46                        1,468,178
2,177,400             2.250%, 11/15/25                        2,147,589
  790,000             2.250%, 08/15/46                          664,495
  275,000             2.000%, 10/31/21                          276,182
  455,000             2.000%, 12/31/21                          457,008
  605,000             2.000%, 11/15/26                          581,473
  315,000             1.750%, 11/30/21                          313,001
1,125,000             1.625%, 05/15/26                        1,048,601
  320,000             0.750%, 08/31/18                          318,363
                                                             ----------
                    TOTAL U.S. TREASURY
                    OBLIGATIONS
                      (Cost $12,866,150)                     12,410,150
                                                             ----------

                    ASSET-BACKED SECURITIES -- 10.4%
                    AmeriCredit Automobile
                      Receivables Trust,
                      Series 2013-1, Class C
   33,177             1.570%, 01/08/19                           33,190
                    AmeriCredit Automobile
                      Receivables Trust,
                      Series 2013-5, Class C
  680,000             2.290%, 11/08/19                          683,766
                    Barclays Dryrock Issuance
                      Trust, Series 2014-3,
                      Class A
  151,000             2.410%, 07/15/22                          152,737
                    Cabela's Credit Card Master
                      Note Trust, Series 2014-2,
                      Class A (1)
  106,000             1.154%, 07/15/22                          106,139
                    Consumer Credit Origination
                      Loan Trust, Series 2015-1,
                      Class A (2)
   14,238             2.820%, 03/15/21                           14,243
                    CPS Auto Receivables Trust,
                      Series 2014-C, Class A (2)
   95,356             1.310%, 02/15/19                           95,326
                    Credit-Based Asset Servicing
                      and Securitization LLC,
                      Series 2003-CB4, Class AF1
   19,158             5.000%, 03/25/31                           18,748
                    Cronos Containers Program,
                      Series 2013-1A, Class A (2)
  156,250             3.080%, 04/18/28                          151,194
                    DT Auto Owner Trust,
                      Series 2014-2A, Class C (2)
   83,388             2.460%, 01/15/20                           83,469
                    Flagship Credit Auto Trust,
                      Series 2014-1, Class B (2)
  60,000             2.550%, 02/18/20                           160,222
                    Flagship Credit Auto Trust,
                      Series 2015-2, Class A (2)
  569,455             1.980%, 10/15/20                          570,635
                    Global SC Finance,
                      Series 2013-1A, Class A (2)
  196,875             2.980%, 04/17/28                          191,187

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT +                                                         VALUE $
----------                                                       -------
                      OneMain Financial Issuance
                        Trust, Series 2014-1A,
                        Class A (2)
  295,425               2.430%, 06/18/24                         295,537
                      OneMain Financial Issuance
                        Trust, Series 2014-2A,
                        Class A (2)
  233,535               2.470%, 09/18/24                         234,044
                      Santander Drive Auto
                        Receivables Trust,
                        Series 2013-3, Class C
  104,204               1.810%, 04/15/19                         104,334
                      Santander Drive Auto
                        Receivables Trust,
                        Series 2013-5, Class C
  554,603               2.250%, 06/17/19                         556,241
                      Santander Drive Auto
                        Receivables Trust,
                        Series 2014-1, Class C
  660,489               2.360%, 04/15/20                         662,991
                      Santander Drive Auto
                        Receivables Trust,
                        Series 2014-2, Class C
  505,000               2.330%, 11/15/19                         507,202
                      SpringCastle America
                        Funding LLC, Series 2016-
                        AA, Class A (2)
  330,350               3.050%, 04/25/29                         332,828
                      Springleaf Funding Trust,
                        Series 2015-AA, Class A (2)
  850,000               3.160%, 11/15/24                         858,186
                      Synchrony Credit Card Master
                        Note Trust, Series 2012-2,
                        Class A
  200,000               2.220%, 01/15/22                         201,949
                      Trinity Rail Leasing LLC,
                        Series 2013-1A, Class A (2)
  179,986               3.898%, 07/15/43                         173,800
                      United Auto Credit
                        Securitization Trust,
                        Series 2015-1, Class C (2)
  22,370                2.250%, 06/17/19                          22,375
                                                               ---------
                      TOTAL ASSET-BACKED
                      SECURITIES
                        (Cost $6,209,622)                      6,210,343
                                                               ---------

                      MUNICIPAL BONDS -- 4.3%
                      FLORIDA -- 1.9%
                      Hurricane Catastrophe Fund
                        Finance RB, Series A
1,130,000               2.995%, 07/01/20                       1,162,035
                                                               ---------
                      MASSACHUSETTS -- 1.7%
                      State Water Resources
                        Authority RB,
                        Series Sub A-3 (1)
  990,000               0.660%, 08/01/37                         990,000
                                                               ---------
                      OHIO -- 0.1%
                      American Municipal Power
                        RB, Series B
   40,000               8.084%, 02/15/50                          61,181
                                                               ---------
                      PENNSYLVANIA -- 0.6%
                      Philadelphia Authority for
                        Industrial Development RB
  350,000               3.964%, 04/15/26                         344,460
                                                               ---------
                      TOTAL MUNICIPAL
                      BONDS
                        (Cost $2,531,254)                      2,557,676
                                                               ---------

                      U.S. GOVERNMENT MORTGAGE-
                      BACKED OBLIGATIONS -- 4.3%

                      FEDERAL HOME LOAN MORTGAGE
                      CORPORATION -- 1.4%
                      FHLMC
  558,664               3.500%, 05/01/46                         571,296
                      FHLMC Gold
   90,846               4.500%, 10/01/24                          93,085
  167,618               3.000%, 01/01/43                         166,889
                      FHLMC IO REMIC
        2               1104.888%, 01/15/22 (1)                       22
                                                               ---------
                                                                 831,292
                                                               ---------

                      FEDERAL NATIONAL MORTGAGE
                      CORPORATION -- 1.4%
                      FNMA
   54,987               5.000%, 10/01/29                          59,947
  181,608               3.207%, 06/01/42 (1)                     187,433
  104,919               3.000%, 05/01/43                         104,422
  346,848               3.000%, 06/01/43                         345,216
  127,004               3.000%, 07/01/43                         126,402
                                                               ---------
                                                                 823,420
                                                               ---------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT+\
NUMBER OF CONTRACTS                                              VALUE $
-------------------                                              -------
                     GOVERNMENT NATIONAL MORTGAGE
                     CORPORATION -- 1.5%
                     GNMA (1)
       275,342         2.603%, 04/16/54                          277,964
     2,251,119         1.262%, 08/16/55                          172,881
     2,201,656         0.784%, 07/16/54                          108,376
     1,380,303         0.763%, 02/16/48                           61,369
     1,120,342         0.746%, 10/16/44                           27,915
     3,507,204         0.573%, 06/16/52                          116,299
                     GNMA IO (1)
     2,299,351          0.835%, 12/16/51                         126,842
                                                               ---------
                                                                 891,646
                                                               ---------
                    TOTAL U.S. GOVERNMENT
                    MORTGAGE-BACKED
                    OBLIGATIONS
                      (Cost $2,947,840)                        2,546,358
                                                               ---------

                    SOVEREIGN GOVERNMENTS -- 3.8%
                    Brazil Notas do Tesouro
                      Nacional Serie F
 BRL 1,875,000          10.000%, 01/01/19                        592,615
                    Costa Rica Government
                      International Bond (5)
       520,000        4.250%, 01/26/23                           495,300
                    Mexican Bonos
MXN 14,515,000        7.500%, 06/03/27                           693,176
                    Province of Manitoba Canada
       185,000        9.625%, 12/01/18                           210,995
                    Saudi Government
                      International Bond MTN (2)
       295,000        2.375%, 10/26/21                           287,595
                                                               ---------
                    TOTAL SOVEREIGN
                    GOVERNMENTS
                     (Cost $2,228,694)                         2,279,681
                                                               ---------

                    COLLATERALIZED MORTGAGE
                    OBLIGATIONS (1) -- 1.1%
                    FREMF Mortgage Trust,
                      Series KF02, Class B (2)
       206,431        3.531%, 12/25/45                           207,415
                    Impac Secured Assets Trust,
                      Series 2006-1, Class 2A2
       119,329        1.166%, 05/25/36                           109,374
                    Impac Secured Assets Trust,
                      Series 2006-2, Class 2M1
       130,000        1.256%, 08/25/36                           109,959
                    Thornburg Mortgage
                      Securities Trust,
                      Series 2005-1, Class A3
       198,541        2.818%, 04/25/45                           200,093
                                                               ---------
                    TOTAL COLLATERALIZED
                    MORTGAGE
                    OBLIGATIONS
                     (Cost $629,217)                             626,841
                                                               ---------

                    COMMERCIAL MORTGAGE-
                    BACKED OBLIGATION -- 0.3%
                    LSTAR Commercial
                      Mortgage Trust,
                      Series 2014-2,
                      Class B (1) (2)
       205,000        4.205%, 01/20/41
                      (Cost $204,992)                            205,654
                                                               ---------

                    EXCHANGE TRADED
                    PURCHASED OPTION (6) -- 0.0%
            61      U.S. 5-Year Treasury Future
                      Put, Expires 02/18/17,
                      Strike Price: $120.50
                      (Cost $13,820)                                 953
                                                              ----------
                    TOTAL INVESTMENTS -- 97.8%
                      (Cost $58,819,623)*                     58,279,993
                                                              ----------
                    OTHER ASSETS LESS
                    LIABILITIES -- 2.2%                        1,307,404
                                                             -----------
                    NET ASSETS -- 100%                       $59,587,397
                                                             ===========

+    In U. S. Dollars unless otherwise indicated.

(1)  Variable Rate Security -- Rate disclosed is as of January 31, 2017.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $10,061,197, representing 16.9% of the net assets of the Fund.

(3) Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

(5) Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $495,300, representing 0.8% of the net assets of the Fund.

(6)  Denotes non-income producing security.

* At January 31, 2017, the tax basis cost of the Fund's investments was $58,819,623 and the unrealized appreciation and depreciation were $665,770 and $(1,205,400), respectively.

The open futures contracts held by the Fund at January 31, 2017, are as follows:
--------------------------------------------------------------------------------
                                   NUMBER OF                        UNREALIZED
TYPE OF                            CONTRACTS       EXPIRATION      APPRECIATION
CONTRACT                          LONG (SHORT)        DATE        (DEPRECIATION)
--------------------------------------------------------------------------------
90-Day Euro$                           (43)         Dec-2017        $ (21,898)
90-Day Euro$                            43          Mar-2017           (8,250)
Euro-BTP                                (4)         Mar-2017           11,345
Euro-Bund                               (3)         Mar-2017           (2,496)
Euro-OAT                               (12)         Mar-2017           40,331
U.S. 2-Year Treasury Note               (6)         Apr-2017             (166)
U.S. 5-Year Treasury Note               78          Mar-2017           25,570
U.S. 10-Year Treasury Note              13          Mar-2017           12,586
U.S. Long Treasury Bond                  7          Mar-2017            8,775
U.S. Ultra Long Treasury Bond           (9)         Mar-2017           11,936
                                                                    ==========
                                                                    $  77,733
                                                                    ==========

A summary of the outstanding forward foreign currency contracts held by the Fund at January 31, 2017, is as follows:

                                                                                              UNREALIZED
                                                                                             APPRECIATION
COUNTERPARTY            SETTLEMENT DATE     CURRENCY TO DELIVER     CURRENCY TO RECEIVE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
Goldman Sachs              04/06/17         USD         357,654     MXN       7,750,000       $  10,531
JPMorgan Securities        04/06/17         MXN      15,500,000     USD         719,588         (16,782)
UBS Securities             04/12/17         BRL        900,000      USD         276,710          (3,806)
                                                                                              ----------
                                                                                              $ (10,057)
                                                                                              ==========

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2017 is as follows:

Credit Default Swaps -- Buy Protection


                                                                                               PREMIUMS         UNREALIZED
                                                                                   NOTIONAL      PAID          APPRECIATION
REFERENCE ENTITY        FIXED RATE     COUNTERPARTY       MATURITY     CURRENCY     AMOUNT    (RECEIVED)       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Cdx.Na.Hy S27 5Year       5.00%        Morgan Stanley     12/20/21       USD      1,200,000    $ (41,371)        $(32,778)
Cdx.Na.Ig S27 5Year       1.00%        Morgan Stanley     12/20/21       USD      1,200,000      (13,562)          (4,899)
Cdx.Na.Ig S27 5Year       1.00%        Morgan Stanley     12/20/21       USD      5,645,000      (55,333)         (31,507)
                                                                                               ----------        ---------
                                                                                               $(110,266)        $(69,184)
                                                                                               ==========        =========

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

Credit Default Swaps -- Sell Protection

                                                                                               PREMIUMS         UNREALIZED
                                                                                   NOTIONAL      PAID          APPRECIATION
REFERENCE ENTITY        FIXED RATE     COUNTERPARTY       MATURITY     CURRENCY     AMOUNT    (RECEIVED)       (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Cdx.Na.Ig S27 5Year       1.00%        Morgan Stanley     12/20/21        USD    (3,400,000)   $ 56,249          $  (3,945)
                                                                                               ========          ==========

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                      TOTAL MAXIMUM
                                  POTENTIAL PAYMENTS FOR
                                      SELLING CREDIT
REFERENCE ASSET ON WHICH THE            PROTECTION               AMOUNT            REFERENCE ASSET
FUND SOLD PROTECTION                  (UNDISCOUNTED)           RECOVERABLE*         RATING RANGE**
----------------------------------------------------------------------------------------------------------
Cdx.Na.Ig S27 5Year                   $  3,400,000              $      --               Aaa-Ba2
                                      ============              =========               =======

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Moody's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

BRL -- Brazilian Real
Cdx.Na.Hy -- Credit Derivatives Index - High Yield
Cdx.Na.Ig -- Credit Derivatives Index - Investment Grade
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXN -- Mexican Peso
RB -- Revenue Bond
REIT -- Real Estate Investment Trust
REMIC -- Real Estate Mortgage Investment Conduit
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value
Measurements.

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                       VALUE $
----------                                                       -------
                    CORPORATE OBLIGATIONS -- 51.8%
                    CONSUMER DISCRETIONARY -- 2.3%
                    21st Century Fox America
  308,000             4.750%, 09/15/44                           308,777
                    McDonald's MTN
  327,000             4.875%, 12/09/45                           348,782
                    Newell Brands
  400,000             5.375%, 04/01/36                           449,570
                    Time Warner
  570,000             4.850%, 07/15/45                           559,890
                                                               ---------
                                                               1,667,019
                                                               ---------

                    CONSUMER STAPLES -- 6.3%
                    Altria Group
  800,000             5.375%, 01/31/44                           908,312
                    Anheuser-Busch InBev Finance
  665,000             4.900%, 02/01/46                           714,426
                    CVS Health
  652,000             5.125%, 07/20/45                           719,860
                    Kraft Heinz Foods
  390,000             6.500%, 02/09/40                           479,488
  404,000             5.200%, 07/15/45                           425,967
                    Molson Coors Brewing
  289,000             4.200%, 07/15/46                           269,299
                    Reynolds American
  191,000             8.125%, 05/01/40                           253,321
  646,000             5.850%, 08/15/45                           753,360
                                                               ---------
                                                               4,524,033
                                                               ---------

                    ENERGY -- 5.9%
                    ConocoPhillips
  400,000             4.300%, 11/15/44                           395,507
                    Enbridge
  232,000             5.500%, 12/01/46                           251,717
                    Energy Transfer Partners
  400,000             5.150%, 03/15/45                           389,864
                    Ensco
  158,000             5.750%, 10/01/44                           127,585
                    Enterprise Products Operating LLC
  505,000             5.100%, 02/15/45                           534,772
                    Kinder Morgan
  501,000             5.550%, 06/01/45                           529,987
                    Marathon Petroleum
  132,000             5.000%, 09/15/54                           114,517
  250,000             4.750%, 09/15/44                           223,660
                    Noble Energy
  400,000             5.050%, 11/15/44                           408,595
                    Petroleos Mexicanos MTN
  168,000             5.625%, 01/23/46                           140,784
                    Plains All American Pipeline
  400,000             4.900%, 02/15/45                           374,703
                    TransCanada PipeLines
  541,000             7.625%, 01/15/39                           777,666
                                                              ----------
                                                               4,269,357
                                                              ----------

                    FINANCIALS -- 17.5%
                    Aflac
  144,000             6.450%, 08/15/40                           187,484
                    American International Group
  406,000             4.375%, 01/15/55                           370,183
  168,000             3.900%, 04/01/26                           169,705
                    Bank of America
  824,000             6.000%, 10/15/36                         1,005,548
                    Bank of America MTN
  300,000             5.000%, 01/21/44                           326,672
  500,000             3.950%, 04/21/25                           496,916
                    Barclays
  405,000             4.950%, 01/10/47                           407,021
                    Citigroup
  982,000             4.600%, 03/09/26                         1,011,460
                    Cooperatieve Rabobank UA MTN
  563,000             5.250%, 05/24/41                           657,498
  940,000             3.375%, 05/21/25                           949,258
                    HSBC Bank USA
  423,000             7.000%, 01/15/39                           562,371
                    JPMorgan Chase
 1,744,000            4.950%, 06/01/45                         1,840,180
                    MetLife
  495,000             5.875%, 02/06/41                           605,620
                    Morgan Stanley MTN
  475,000             4.300%, 01/27/45                           465,923
                    Prudential Financial MTN
  476,000             6.200%, 11/15/40                           592,402
                    Standard Chartered (1)
  416,000             5.700%, 03/26/44                           417,264
                    Unum Group
  693,000             5.750%, 08/15/42                           757,670
                    Wells Fargo
1,291,000             5.606%, 01/15/44                         1,478,423
                    Wells Fargo MTN
  250,000             4.750%, 12/07/46                           254,835
                                                              ----------
                                                              12,556,433
                                                              ----------

                    HEALTHCARE -- 4.9%
                    Abbott Laboratories
  425,000             4.900%, 11/30/46                           427,649
                    AbbVie
  545,000             4.700%, 05/14/45                           532,449
                    Actavis Funding SCS
  160,000             4.850%, 06/15/44                           160,297
  489,000             4.550%, 03/15/35                           483,602

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                       VALUE $
----------                                                       -------
                    Aetna
   205,000            4.375%, 06/15/46                           206,335
                    Anthem
   925,000            4.625%, 05/15/42                           927,053
                    Medtronic
   713,000            4.625%, 03/15/45                           761,754
                                                               ---------
                                                               3,499,139
                                                               ---------

                    INDUSTRIALS -- 3.9%
                    Burlington Northern Santa Fe
   700,000            4.150%, 04/01/45                           707,646
                    GE Capital International Funding
                      Unlimited
   911,000            4.418%, 11/15/35                           957,401
                    Lockheed Martin
   494,000            4.700%, 05/15/46                           529,917
                    Union Pacific
   630,000            4.150%, 01/15/45                           639,504
                                                               ---------
                                                               2,834,468
                                                               ---------

                    INFORMATION TECHNOLOGY -- 3.2%
                    Apple
   277,000            4.375%, 05/13/45                           283,592
   169,000            3.850%, 08/04/46                           157,475
                    Microsoft
   624,000            4.500%, 02/06/57                           630,701
   236,000            4.450%, 11/03/45                           244,296
   275,000            3.700%, 08/08/46                           252,236
                    Visa
   738,000            4.300%, 12/14/45                           764,927
                                                               ---------
                                                               2,333,227
                                                               ---------

                    MATERIALS -- 2.9%
                    Barrick North America Finance LLC
   712,000            5.700%, 05/30/41                           779,317
                    Dow Chemical
   182,000            9.400%, 05/15/39                           288,404
                    Glencore Finance Canada (1)
   267,000            6.000%, 11/15/41                           275,906
                    International Paper
   600,000            4.800%, 06/15/44                           609,643
                    Monsanto
   172,000            4.700%, 07/15/64                           162,778
                                                               ---------
                                                               2,116,048
                                                               ---------

                    TELECOMMUNICATION SERVICES -- 3.3%
                    AT&T
   917,000            4.500%, 05/15/35                           864,734
   640,000            4.350%, 06/15/45                           551,502
                    Verizon Communications
 1,040,000            4.672%, 03/15/55                           935,210
                                                               ---------
                                                               2,351,446
                                                               ---------

                    UTILITIES -- 1.6%
                    Sempra Energy
   393,000            6.000%, 10/15/39                           468,670
                    Southern
   670,000            4.400%, 07/01/46                           665,710
                                                               ---------
                                                               1,134,380
                                                               ---------
                    TOTAL CORPORATE
                    OBLIGATIONS
                      (Cost $35,945,049)                      37,285,550
                                                              ----------

                    U.S. TREASURY OBLIGATIONS -- 44.7%
                    United States Treasury Bonds
 3,821,000            4.625%, 02/15/40                         4,885,878
 1,650,000            4.500%, 02/15/36                         2,085,381
11,086,100            4.375%, 05/15/40                        13,700,213
 2,223,300            2.500%, 02/15/46                         1,979,693
 5,772,700            2.500%, 05/15/46                         5,136,577
   262,300            2.250%, 08/15/46                           220,629
 1,150,000            2.000%, 11/15/26                         1,105,280
 1,263,000            1.625%, 05/15/26                         1,177,230
 1,987,000            1.500%, 08/15/26                         1,826,876
                                                               ---------
                    TOTAL U.S. TREASURY
                    OBLIGATIONS
                     (Cost $34,939,074)                       32,117,757
                                                              ----------

                    ASSET-BACKED SECURITY -- 1.1%
                    Citibank Credit Card Issuance Trust,
                      Series 2007-A3, Class A3
   602,000            6.150%, 06/15/39
                      (Cost $786,158)                            784,389
                                                               ---------

                    TAXABLE MUNICIPAL BOND -- 0.5%
                    CALIFORNIA -- 0.5%
                    University of California RB,
                      Series AD
   400,000            4.858%, 05/15/12
                      (Cost $397,098)                            390,260
                                                               ---------
                    TOTAL INVESTMENTS -- 98.1%
                    (Cost $72,067,379)*                       70,577,956
                                                              ----------
                    OTHER ASSETS LESS
                    LIABILITIES -- 1.9%                        1,363,931
                                                             -----------
                    NET ASSETS -- 100%                       $71,941,887
                                                             ===========

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2017, the value of these securities amounted to $693,170, representing 1.0% of the net assets of the Fund.

* At January 31, 2017, the tax basis cost of the Fund's investments was $72,067,379, and the unrealized appreciation and depreciation were $1,693,493 and $(3,182,916), respectively.

LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS
JANUARY 31, 2017 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2017, in valuing the Schroder Funds' investments carried at value:

SCHRODER EMERGING MARKETS SMALL CAP FUND

INVESTMENTS IN SECURITIES (1)                LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
                                           -----------    ----------     ---------     -----------
  Common Stock
       Brazil                              $  881,691     $       --     $     --      $   881,691
       China                                  900,324      1,337,448           --        2,237,772
       Egypt                                   83,269             --           --           83,269
       Georgia                                392,954             --           --          392,954
       Greece                                 303,344             --           --          303,344
       Hong Kong                                   --        397,575           --          397,575
       India                                1,665,794             --           --        1,665,794
       Indonesia                              591,305             --           --          591,305
       Malaysia                               367,404             --           --          367,404
       Mexico                                 368,971             --           --          368,971
       Pakistan                               253,649             --           --          253,649
       Philippines                            483,883             --           --          483,883
       Poland                                 386,682             --           --          386,682
       Russia                               1,080,127             --           --        1,080,127
       Singapore                              185,968             --           --          185,968
       South Africa                           272,795             --           --          272,795
       South Korea                          2,479,488             --           --        2,479,488
       Sri Lanka                              222,694             --           --          222,694
       Taiwan                                 387,647      2,468,957           --        2,856,604
       Thailand                               268,813             --           --          268,813
       Turkey                                 184,157             --           --          184,157
       United Arab Emirates                   455,375             --           --          455,375
                                          -----------    -----------     --------      -----------
     Total Common Stock                    12,216,334      4,203,980           --       16,420,314
                                          -----------    -----------     --------      -----------
  Preferred Stock
       Brazil                                 443,304            --            --          443,304
                                          -----------    -----------     --------      -----------
     Total Preferred Stock                    443,304            --            --          443,304
                                          -----------    -----------     --------      -----------
Total Investments in Securities           $12,659,638    $ 4,203,980     $     --      $16,863,618
                                          ===========    ===========     ========      ===========

SCHRODER SHORT DURATION BOND FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
                                           -----------    ----------     ---------     -----------
  Corporate Obligations                   $        --    $10,944,167     $     --      $10,944,167
  U.S. Treasury Obligations                        --      2,086,456           --        2,086,456
  Municipal Bonds                                  --        928,543           --          928,543
  Asset-Backed Securities                          --        782,032           --          782,032
                                          -----------    -----------     --------      -----------
Total Investments in Securities           $        --    $14,741,198     $     --      $14,741,198
                                          ===========    ===========     ========      ===========

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS
JANUARY 31, 2017 (UNAUDITED)

SCHRODER TOTAL RETURN FIXED INCOME FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
                                           -----------    ----------     ---------     -----------
  Corporate Obligations                   $        --    $31,442,337    $      --      $31,442,337
  U.S. Treasury Obligations                        --     12,410,150           --       12,410,150
  Asset-Backed Securities                          --      6,210,343           --        6,210,343
  Municipal Bonds                                  --      2,557,676           --        2,557,676
  U.S. Government Mortgage-Backed
      Obligations                                  --      2,546,358           --        2,546,358
  Sovereign Governments                            --      2,279,681           --        2,279,681
  Collateralized Mortgage Obligations              --        626,841           --          626,841
  Commercial Mortgage-Backed Obligation            --        205,654           --          205,654
  Exchange Traded Purchased Option                953             --           --              953
                                          -----------    ----------      --------      -----------
Total Investments in Securities           $       953    $58,279,040     $     --      $58,279,993
                                          ===========    ===========     ========      ===========

OTHER FINANCIAL INSTRUMENTS                  LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
                                           -----------    ----------     ---------     -----------

 Futures -- Unrealized Appreciation       $   110,543    $        --     $     --      $   110,543
 Futures -- Unrealized Depreciation           (32,810)            --           --          (32,810)
 Forwards -- Unrealized Appreciation               --         10,531           --           10,531
 Forwards -- Unrealized Depreciation               --        (20,588)          --          (20,588)
 Credit Default Swaps -- Unrealized
    Depreciation                                   --        (73,129)          --          (73,129)
                                          -----------    ----------      --------      ------------
Total Other Financial Instruments         $   77,733     $   (83,186)    $     --      $    (5,453)
                                          ===========    ============    ========      ============

SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1        LEVEL 2       LEVEL 3          TOTAL
                                           -----------    ----------     ---------     -----------
  Corporate Obligations                   $        --    $ 37,285,550    $     --      $37,285,550
  U.S. Treasury Obligations                        --      32,117,757          --       32,117,757
  Asset-Backed Security                            --         784,389          --          784,389
  Taxable Municipal Bond                           --         390,260          --          390,260
                                          -----------    ----------      --------      ------------
Total Investments in Securities           $        --    $ 70,577,956    $         --  $70,577,956
                                          ===========    ============    ========      ============


(1) Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of January 31, 2017, the Fund had securities with a total value of $4,203,980 transfer from Level 1 to Level
     2. The change in level occurred due to a scheduled market holiday.

(2) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.

SCH-QH-001-0100

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Schroder Series Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: March 31, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: March 31, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: March 31, 2017